Earnings Per Share - Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit for the year, attributable to equity holders of the Company	£ 9,098	£ 20,713
Weighted average number of shares outstanding (in shares)	59,269,752	58,101,072
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	202,498	266,224
Weighted average number of shares outstanding (diluted) (in shares)	59,472,250	58,367,296
Earnings per share - diluted (in gbp per share)	£ 0.15	£ 0.35